SCHEDULE OF COST OF SALES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Inventory	$ 5,454,204	$ 4,529,655
Consulting and services	603,324	451,984
Other	352,299	181,212
Cost of sales	$ 6,409,827	$ 5,162,851